                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005.
                                               -----------------------

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON MAY 15, 2006 OR IS NO LONGER NEEDED.

Check Here if Amendment /X/; Amendment Number:      2
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Polygon Investment Partners LLP
                 -------------------------------
   Address:      10 Duke of York Square
                 -------------------------------
                 London SW3 4LY
                 -------------------------------
                 United Kingdom
                 -------------------------------

Form 13F File Number: 28-10987
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager: Polygon Investment Partners LLP

Name:     Sean Cote
         -------------------------------
Title:    General Counsel
         -------------------------------
Phone:    011-44-20-790 1 8330
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Sean Cote               London, England       May 15, 2006
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 11
                                        --------------------

Form 13F Information Table Value Total: 231,788 (x $1,000)
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    01        28-10988                     Polygon Investment Partners LP
    ------       -----------------         ---------------------------------
    02        28-10989                     Polygon Investments Ltd.
    ------       -----------------         ---------------------------------

FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5      COLUMN 6 COLUMN 7       COLUMN 8
----------------------------  ---------------  ---------- -------- ---------------------- -------- -------- ---------------------
                                                                                                              VOTING AUTHORITY
                                                            VALUE  SHARES/ PRN  SH/  PUT/  INVSTMT   OTHER  ---------------------
      NAME OF ISSUER          TITLE OF CLASS     CUSIP    (X$1000)     AMT      PRN  CALL  DSCRETN MANAGERS   SOLE   SHARED  NONE
----------------------------  ---------------  ---------- -------- -----------  ---  ---- -------- -------- -------- ------  ----
AGILENT TECHNOLOGIES          COM              00846U101     15004     450717   SH         DEFINED   01:02    450717    0     0
ANALOGIC CORP                 COM PAR $0.05    032657207     12503     261300   SH         DEFINED   01:02    261300    0     0
BOSTON SCIENTIFIC CORP        CALL             101137907     24490     1000000  SH   CALL  DEFINED   01:02    1000000   0     0
BRINKS CO                     COM              109696104     40723     850000   SH         DEFINED   01:02    850000    0     0
CHENIERE ENERGY INC           COM              16411R208     10235     275000   SH         DEFINED   01:02    275000    0     0
DIRECTV GROUP INC             COM              25459L106     42360     3000000  SH         DEFINED   01:02    3000000   0     0
HEWLETT PACKARD CO            COM              428236103     17893     625000   SH         DEFINED   01:02    625000    0     0
PLACER DOME INC               COM              725906101     28662     1250000  SH         DEFINED   01:02    1250000   0     0
SHURGARD STORAGE CTRS INC     COM              82567D104     13876     244700   SH         DEFINED   01:02    244700    0     0
SOVEREIGN BANCORP INC         COM              845905108     21620     1000000  SH         DEFINED   01:02    1000000   0     0
WHIRLPOOL CORP                COM              963320106     4422      52800    SH         DEFINED   01:02    52800     0     0





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